SHARE-BASED COMPENSATION Employee Stock Purchase Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Expense from ESPP	$ 5.5	$ 6.4	$ 5.7
Employee Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Expense from ESPP	$ 0.3	$ 0.4	$ 0.2
Number of shares authorized per employee	1,000
Discount rate	15.00%